ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended		1 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Special (gains) and charges.	Dec. 31, 2010 Special (gains) and charges.	Dec. 31, 2009 Special (gains) and charges.	Dec. 31, 2011 Cost of sales	Dec. 31, 2009 Cost of sales	Dec. 31, 2011 Interest expense, net	Dec. 02, 2011 Private placement senior notes	Oct. 31, 2011 Private placement senior notes	Dec. 31, 2011 Credit facility Y	Dec. 02, 2011 Credit facility	Dec. 31, 2011 364 day credit facility day	Dec. 31, 2011 Nalco merger segment	Dec. 31, 2011 Nalco merger	Dec. 02, 2011 Nalco merger	Dec. 31, 2011 Nalco merger Special (gains) and charges.	Dec. 31, 2011 Nalco merger Cost of sales	Dec. 31, 2011 Nalco merger Interest expense, net
ACQUISITIONS AND DISPOSITIONS
Number of operating segments									12														3
Number of reportable segments									3														3
Percentage of stock converted into the right to receive the entity's common stock																							70.00%
Percentage of stock converted into the right to receive cash																							30.00%
Percentage of consideration received by acquiree's stockholders who elected stock option																							94.00%
Percentage of consideration received by acquiree's stockholders who elected cash option																							100.00%
Merger and integration costs												$ 57.7			$ 3.6		$ 1.5							$ 62.8		$ 57.7	$ 3.6	$ 1.5
Special (gains) and charges related to merger and integration charges, closing costs and advisory fees	63.0	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131.0	7.5	67.1	131.0	7.5	67.1	8.9	12.6
Cash consideration
Number Nalco common shares outstanding electing cash consideration																							41,800,000
Cash consideration per common share outstanding																							$ 38.80
Total cash paid to Nalco shareholders electing cash consideration																									1,621.8
Stock consideration
Number Nalco common shares outstanding electing stock consideration																							97,500,000
Common stock issuable for each share of the acquired entity (in shares)																							0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration																							68,300,000
Ecolab's closing stock price on December 1, 2011																									$ 55.62
Total fair value of stock consideration																									3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards																									73.5
Total fair value of cash and stock consideration																									5,495.0
Maximum borrowing capacity under the credit agreement																					1,500	2,000
Term of credit facility																				5		364
Aggregate principal amount																		$ 500	$ 500